UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:  SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
that all information contained herein is true, correct, and complete, and that it is
understood that all required items, statements, schedules, lists, and tables, are
considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-961-7887
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  May 25, 1999

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers:  0
Form 13F Information Table Entry Total:  9,764,685
Form 13F Information Table Value Total:  $237,302,025.15

List of Other Included Managers:
01
02
03


                                                              Value      SHARES
NAME OF ISSUER        TITLE OF CLASS  CUSIP        (X$1000)   AMOUNT     SH
------------------------ ---------  ---------    ---------  ---------  ---

Actuate Software               COM         00508B102    2942       89150      SH
Advance Paradigm Inc           COM         00749110     2556       40450      SH
American Dental Partners Inc   COM         025353103    1441       182980     SH
Anesta Corp                    COM         034603100    3011       133450     SH
Aspect Development Inc         COM         045234101    3438       147880     SH
AXENT Technologies Inc         COM         05459C10     2113       87810      SH
Bright Horizons Family Soluti  COM         109195107    4248       194200     SH
Carreker-Antinori Inc          COM         14443310     3169       465120     SH
Carrier Access Corp            COM         144460102    4272       55250      SH
Closure Medical Corp           COM         189093107    2540       66850      SH
Coach USA Inc                  COM         18975L10     2466       89670      SH
Concentric Network Corp.       COM         20589R107    4262       57020      SH
Concord Communication Inc.     COM         206186108    2642       46350      SH
Corporate Executive Brd Co     COM         21988r10     4499       170560     SH
DA Consulting Group Inc        COM         23302710     1259       127540     SH
Dendrite Int'l Inc             COM         24823910     6268       280900     SH
DeVry Inc                      COM         25189310     2618       90270      SH
Diamond Technology Partners    COM         25276210     6344       275090     SH
Electronics for Imaging        COM         28608210     2815       72170      SH
Envoy Corporation              COM         293982104    2797       62670      SH
Exodus Comm                    COM         30208810     4323       32140      SH
First Consulting Group, Inc.   COM         31986R10     1567       140860     SH
Galileo Technology Ltd         COM         M47298100    3973       135840     SH
Genesys Telecom Labs           COM         37193110     2045       135735     SH
GeoTel Communications          COM         373656107    2447       53350      SH
Hagler Bailly Inc              COM         40518310     1163       145350     SH
Hain Food Group                COM         40521910     2198       133220     SH
Healthcare Recoveries Inc      COM         42220k101    1272       260890
SHI/FN Inc                     COM         428358105    1845       49200      SH
Hooper Holmes                  COM         43910410     3194       204400     SH
INSpire Insurance Solutions In COM         45773210     6296       331380     SH
Intl Network Service           COM         46005310     3249       46450      SH
Int'l Telecomm Data Systems    COM         46047F10     1836       148355     SH
Iona Tech                      COM         46206P109    519        17080      SH
Lason Holdings                 COM         51808R10     2155       38305      SH
Macrovision Corp               COM         555904101    1137       30720      SH
MEDE AMERICA Corp              COM         584067102    3404       171290     SH
MedQuist Inc                   COM         58494910     5097       169900     SH
Memberworks Inc                COM         586002107    2269       62600      SH
Mentor Graphics Corp           COM         58720010     2929       216980     SH
Mercury Interactive Corp.      COM         58940510     4610       129400     SH
Metro Networks Inc             COM         59191810     2712       49300      SH
MiniMed Inc.                   COM         60365K108    2234       21980      SH
Molecular Devices Corp         COM         60851C107    2571       95210      SH
New Era of Networks Inc        COM         644312100    1365       20150      SH
NFO Worldwide Inc              COM         62910N10     2163       216340     SH
Orckit Comm. Ltd               COM         m7531s107    3398       163260     SH
Orthodontic Centers of America COM         68750P10     3090       196190
SHsteotech Inc.                COM         68858210     3858       112245     SH
Parexel Corp                   COM         69946210     4655       225010     SH
PCORDER.COM                    COM         70453h107    1784       31500      SH
Pediatrix Medical Group Inc    COM         705324101    2255       80170      SH
Pinnacle Systems Inc           COM         723481107    2909       63940      SH
ProBusiness Services Inc       COM         74267410     2680       63800      SH
Profit Recovery Group Int'l In COM         74316810     3183       80580      SH
Programmer's Paradise Inc      COM         74320510     1774       146270     SH
Qlogic Corp                    COM         747277101    3188       47500      SH
QRS Corp                       COM         74726X105    5908       94430      SH
QuadraMed Corp                 COM         74730W10     1140       149490     SH
Quest Education Corp.          COM         74835F102    4365       478340     SH
Res-Care Inc                   COM         76094310     2033       90110      SH
Roberts Pharmaceutical         COM         770491108    1744       84030      SH
School Specialty Inc           COM         807863105    2289       117030
SHSDL Inc                      COM         784076101    6078       66970      SH
Security Dynamics Techn. Inc   COM         81420810     2722       146150     SH
Sportsline USA Inc             COM         84893410     2370       51950      SH
Steiner Leisure Limited        COM         P8744Y102    2873       93440      SH
Superior Consulting Holdin     COM         86814610     2651       77680      SH
Sykes Enterprises              COM         87123710     2336       72300      SH
Sylvan Learning Systems        COM         87139910     2475       90410      SH
TSI Int'l Software Ltd         COM         872879101    1833       37550      SH
TUT Sytems                     COM         901103101    1997       40150      SH
Unify Corporation              COM         904743101    2554       170250     SH
United Natural Foods Inc       COM         911163103    2116       90535      SH
United Road Services           COM         91138410     789        152040     SH
VeriSign Inc                   COM         92343E102    2570       16690      SH
Verity Inc                     COM         92343c106    3866       115410     SH
VISX Inc                       COM         92844S10     3283       30520      SH
Wackenhut Corrections Corp     COM         92979810     2420       125310     SH
Waste Connections              COM         941053100    2914       122060     SH
Whittman-Hart Inc              COM         96683410     2211       102860     SH
Wild Oats Markets Inc          COM         96808b107    2324       85660      SH
Xomed Surgical Product         COM         98412V107    2396       61050      SH
                                                        237302     9764685

